Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transactions between related parties [line items]
Loans	$ 169	$ 195
Deposits	106	114
Fees paid for services received	69	71
Guarantees and commitments	$ 76	$ 65